[LOGO OF VANTAGE INVESTMENT ADVISORS]











                                                  Lincoln National
                                                  Growth and Income Fund, Inc.
                                                  Semi-Annual Report
                                                  June 30, 2000

Lincoln National Growth and Income Fund, Inc.

Index

     Commentary

     Statement of Net Assets

     Statement of Operations

     Statements of Changes in Net Assets

     Financial Highlights

     Notes to Financial Statements

Lincoln National
Growth and Income Fund, Inc.

Managed by: [LOGO OF VANTAGE INVESTMENT ADVISORS]


For the six-month period ended June 30, 2000, the Fund returned -1.9% (net of fees) lagging its benchmark, the S&P 500 Index, return of -0.5%.

Uncertainty around the future direction of interest rates and the sustainability of corporate earnings fueled unprecedented volatility for equity markets in the first half of the year. After a shaky start in January with investors taking profits and sending markets down, February looked a lot like 1999. Technology stocks and growth stocks dominated old economy stocks and value stocks. A reversal took place in March and technology stocks crumbled in the second quarter. Some investors took money off the table while others fled to value stocks for safety.

While fundamentally sound companies returned to favor in the second quarter, year-to-date, high priced growth companies still prevailed.

Our emphasis on value as measured by price-to-earnings resulted in a deeper value orientation then the index causing the year-to-date under performance.

The Vantage Investment Team




                            Growth and Income Fund 1

Lincoln National
Growth and Income Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 2000

Investments:
                                                     Number     Market
Common Stock:                                        of Shares  Value
---------------------------------------------------------------------------
Aerospace & Defense: 0.9%
---------------------------------------------------------------------------
General Dynamics                                     506,600  $ 26,469,850
Northrop                                              90,000     5,962,500
United Technologies                                   70,500     4,150,688
---------------------------------------------------------------------------
                                                                36,583,038
Automobiles & Auto Parts: 1.5%
---------------------------------------------------------------------------
AutoNation*                                          727,800     5,140,088
Ford Motor                                           831,800    35,767,400
General Motors                                       174,400    10,126,100
Hertz Class A                                        135,900     3,813,694
Navistar International*                              205,900     6,395,769
Visteon*                                             108,910     1,320,538
---------------------------------------------------------------------------
                                                                62,563,589
Banking, Finance & Insurance: 13.1%
---------------------------------------------------------------------------
Allstate                                             689,058    15,331,541
Ambac Financial Group                                155,000     8,495,938
American International Group                          62,200     7,308,500
Associates First Capital Class A                     442,202     9,866,632
Bank One                                             914,627    24,294,780
Bank of America                                      548,900    23,602,700
Bear Stearns                                         145,600     6,060,600
Chase Manhattan                                      492,000    22,662,750
Citigroup                                          1,542,098    92,911,405
Comerica                                             425,050    19,074,119
Conseco                                            1,259,200    12,277,200
Dime Bancorp                                         681,800    10,738,350
Donaldson Lufkin & Jenrette                          224,200     9,514,488
Federal Home Loan                                    145,400     5,888,700
Federal National Mortgage                             74,900     3,908,844
Firstar                                              188,000     3,959,750
Fleet Boston Financial                               993,830    33,790,220
Knight Trading Group*                                138,400     4,126,050
Lehman Brothers Holdings                             181,300    17,144,181
Loews                                                 83,700     5,022,000
Marsh & McLennan                                     166,300    17,367,956
MBIA                                                 236,400    11,391,525
Merrill Lynch                                        234,500    26,967,500
Metris                                               213,357     5,360,595
MGIC Investment                                      135,000     6,142,500
Morgan (J.P.)                                        232,900    25,648,113
Morgan Stanley Dean Witter                           410,200    34,149,150
Paine Webber Group                                   735,850    33,481,175
SLM Holding                                          609,650    22,823,772
St. Paul                                             216,000     7,371,000
Unionbancal Corporation                              239,000     4,436,438
Washington Mutual                                    742,560    21,441,420
---------------------------------------------------------------------------
                                                               552,559,892
Buildings & Materials: 0.3%
---------------------------------------------------------------------------
American Standard*                                   116,800     4,788,800
USG                                                  249,300     7,572,488
---------------------------------------------------------------------------
                                                                12,361,288
Business Services: 0.4%
---------------------------------------------------------------------------
Deluxe                                               175,300     4,130,506
Manpower                                             182,800     5,849,600
Young & Rubicam                                      106,100     6,067,594
---------------------------------------------------------------------------
                                                                16,047,700
Cable, Media & Publishing: 4.6%
---------------------------------------------------------------------------
Central Newspapers Class A                           145,200     9,183,900
Donnelley & Sons                                     417,400     9,417,588
Dow Jones                                            120,000     8,790,000
Gannett                                              499,500    29,876,344
Harte-Hanks                                          172,000     4,300,000

                                                     Number     Market
Cable, Media & Publishing (Cont.)                    of Shares  Value
---------------------------------------------------------------------------
InterPublic Group                                    239,400  $ 10,294,200
Knight-Ridder                                        513,500    27,311,781
McGraw-Hill                                          335,500    18,117,000
New York Times                                       693,600    27,397,200
Omnicom Group                                        250,000    22,265,625
Reynolds & Reynolds Class A                          433,200     7,905,900
Valassis Communications*                             128,050     4,881,906
Viacom Class B*                                      210,815    14,374,948
---------------------------------------------------------------------------
                                                               194,116,392
Chemicals: 1.4%
---------------------------------------------------------------------------
Avery Dennison                                        67,100     4,504,088
Beckman Coulter                                       72,200     4,214,675
Cytec Industries*                                    169,100     4,174,656
Dow Chemical                                       1,026,000    30,972,375
Eastman Chemical                                      95,000     4,536,250
FMC*                                                  90,000     5,220,000
Lubrizol                                             218,700     4,592,700
---------------------------------------------------------------------------
                                                                58,214,744
Computers & Technology: 20.3%
---------------------------------------------------------------------------
3Com*                                                219,400    12,642,925
Adobe Systems                                        157,900    20,527,000
America Online*                                      659,500    34,788,625
Apple Computer*                                      362,200    18,970,225
Autodesk                                             109,000     3,780,938
BMC Software*                                         92,300     3,367,508
Cisco Systems*                                     2,492,800   158,448,600
CMGI*                                                 71,200     3,261,850
Compaq Computer                                      633,400    16,191,288
Computer Associates International                    520,000    26,617,500
Compuware*                                           404,900     4,200,838
Dell Computer*                                       722,540    35,630,254
Electronic Data Systems                              282,100    11,636,625
EMC*                                                 294,200    22,635,013
First Data                                           419,300    20,807,763
Hewlett-Packard                                      312,500    39,023,438
Infospace.com*                                        79,200     4,375,800
International Business Machines                      636,700    69,758,444
Linear Technology                                     98,200     6,278,663
Macromedia*                                          127,500    12,327,656
Michron Technology*                                  172,800    15,217,200
Microsoft*                                         1,210,100    96,808,000
Oracle*                                              881,400    74,092,688
PerkinElmer                                           78,300     5,177,588
Pitney Bowes                                         131,200     5,248,000
Priceline.com*                                        87,500     3,323,633
Quantum - Hard Disk Drive*                           354,700     3,923,869
Scient*                                               78,000     3,441,750
SDL*                                                  23,800     6,787,463
Siebel Systems*                                       71,300    11,662,006
Sun Microsystems*                                    637,600    57,981,750
Symantec*                                            137,500     7,416,406
Teradyne*                                             70,800     5,203,800
Unisys*                                              183,600     2,673,675
VeriSign*                                             24,725     4,363,963
Veritas Software*                                     45,200     5,108,306
WebMethods*                                           48,000     7,545,000
Xerox                                                267,800     5,556,850
Yahoo*                                                74,300     9,203,913
---------------------------------------------------------------------------
                                                               856,006,813
Consumer Products: 2.5%
---------------------------------------------------------------------------
Avon Products                                        169,600     7,547,200
Clorox                                               260,900    11,691,581
Corning                                              195,100    52,652,613
Kimberly-Clark                                       267,800    15,365,025
Minnesota Mining & Manufacturing                      70,300     5,799,750
Procter & Gamble                                     230,300    13,184,675
---------------------------------------------------------------------------
                                                               106,240,844
Electronics & Electrical Equipment: 12.4%
---------------------------------------------------------------------------
Advanced Micro Devices*                               92,300     7,130,175
Agilent Technologies*                                119,187     8,790,041
Analog Devices*                                      151,400    11,506,400
Applied Micro Circuits*                               36,900     3,643,875
Atmel*                                               101,900     3,757,563
AVNET                                                 56,900     3,371,325

                            Growth and Income Fund 2

Electronics &                                        Number     Market
Electrical Equipment (Cont.)                         of Shares  Value
---------------------------------------------------------------------------
AVX                                                  252,000  $  5,780,250
Broadcom-Class A*                                     26,500     5,801,844
Conexant Systems*                                     96,500     4,692,313
Eaton                                                105,700     7,081,900
General Electric                                   3,061,200   162,243,600
Intel                                              1,186,000   158,553,375
JDS Uniphase*                                        140,000    16,782,500
LSI Logic*                                            79,100     4,281,288
Molex                                                 81,100     3,902,938
Motorola                                           1,325,511    38,522,663
National Semiconductor*                              200,000    11,350,000
Novellus Systems*                                    153,000     8,654,063
PMC - Sierra*                                         24,300     4,317,806
SCI Systems*                                          90,100     3,530,794
Symbol Technologies                                   83,200     4,492,800
Texas Instruments                                    552,800    37,970,450
Vishay Intertechnology*                              120,900     4,586,644
---------------------------------------------------------------------------
                                                               520,744,607
Energy: 6.6%
---------------------------------------------------------------------------
Amerada Hess                                          68,000     4,199,000
Apache                                                78,400     4,610,900
Ashland                                              122,000     4,277,625
BP Amoco ADR                                         391,140    22,123,856
Coastal                                              133,400     8,120,725
Conoco                                                75,800     1,667,600
Conoco Class B                                       336,800     8,272,650
Enron                                                300,000    19,350,000
Exxon Mobil                                        1,143,500    89,764,750
Kerr-McGee                                           193,516    11,405,349
Occidental Petroleum                               1,327,400    27,958,363
Phillips Petroleum                                   239,400    12,134,588
Royal Dutch Petroleum                                330,000    20,315,625
Texaco                                               364,800    19,425,600
USX-Marathon Group                                   904,900    22,679,056
---------------------------------------------------------------------------
                                                               276,305,687
Food, Beverage & Tobacco: 3.0%
---------------------------------------------------------------------------
ConAgra                                              309,600     5,901,750
Fortune Brands                                       169,400     3,906,788
General Mills                                        555,600    21,251,700
Heinz (H.J.)                                         723,550    31,655,313
Philip Morris                                      1,599,900    42,497,344
Quaker Oats                                           79,500     5,972,438
RJ Reynolds Tobacco Holdings                         386,500    10,797,844
Universal Foods                                      285,200     5,276,200
---------------------------------------------------------------------------
                                                               127,259,377
Healthcare & Pharmaceuticals: 12.0%
---------------------------------------------------------------------------
Allergan                                             128,200     9,550,900
American Home Products                                81,900     4,811,625
Amgen                                                148,500    10,432,125
Baxter International                                 164,200    11,545,313
Boston Scientific*                                   208,900     4,582,744
Bristol-Myers Squibb                                 860,800    50,141,600
Cardinal Health                                      306,500    22,681,000
Genzyme-General Division*                             88,700     5,272,106
ICN Pharmaceuticals                                  191,100     5,314,969
Johnson & Johnson                                    383,200    39,038,500
Lilly (Eli)                                          353,500    35,305,813
Mallinckrodt                                         156,900     6,815,344
Medtronic                                            218,834    10,900,669
Merck & Company                                    1,016,600    77,896,975
Millipore                                             62,400     4,703,400
Oxford Health Plans*                                 231,600     5,514,975
Pfizer                                             2,764,250   132,684,000
Schering-Plough                                    1,305,600    65,932,800
---------------------------------------------------------------------------
                                                               503,124,858
Industrial Machinery: 0.8%
---------------------------------------------------------------------------
Applied Materials*                                   293,600    26,607,500
Ingersoll-Rand                                       194,400     7,824,600
---------------------------------------------------------------------------
                                                                34,432,100

                                                     Number     Market
Leisure, Lodging & Entertainment: 0.9%               of Shares  Value
---------------------------------------------------------------------------
Carnival Cruise Lines                                440,200  $  8,583,900
Eastman Kodak                                        163,800     9,746,100
Hasbro                                               145,300     2,188,581
Walt Disney                                          421,100    16,343,944
---------------------------------------------------------------------------
                                                                36,862,525
Metals & Mining: 0.1%
---------------------------------------------------------------------------
USX-U.S. Steel Group                                 190,200     3,530,588
---------------------------------------------------------------------------

Miscellaneous: 0.2%
---------------------------------------------------------------------------
Dover                                                230,000     9,329,375
---------------------------------------------------------------------------

Paper & Forest Products: 0.3%
---------------------------------------------------------------------------
Georgia-Pacific                                      136,300     3,577,875
Temple-Inland                                         86,800     3,645,600
Weyerhaeuser                                         126,400     5,435,200
---------------------------------------------------------------------------
                                                                12,658,675
Retail: 4.3%
---------------------------------------------------------------------------
Albertson's                                          133,500     4,438,875
Best Buy*                                             59,800     3,782,350
Home Depot                                           589,050    29,415,684
Lowe's                                               243,000     9,978,188
Radioshack                                            97,000     4,595,375
Ross Stores                                          367,300     6,267,056
Safeway*                                             229,300    10,347,163
Sears, Roebuck                                       225,100     7,343,888
Sherwin-Williams                                     169,700     3,595,519
Staples*                                             451,125     6,936,047
Tiffany                                               68,300     4,610,250
TJX Companies - New                                1,117,600    20,955,000
Tupperware                                           219,000     4,818,000
Wal-Mart Stores                                    1,082,400    62,373,300
---------------------------------------------------------------------------
                                                               179,456,695
Telecommunications: 10.2%
---------------------------------------------------------------------------
ADC Telecommunications*                               82,000     6,877,750
A T & T                                            1,372,950    43,419,544
Bell Atlantic*                                       822,312    41,783,729
BellSouth                                          1,147,200    48,899,400
Ciena*                                                32,000     5,334,000
Copper Mountain Networks*                             86,100     7,587,563
GTE                                                  603,200    37,549,200
Lucent Technologies                                1,239,700    73,452,225
Network Appliance*                                    65,200     5,248,600
Qualcomm*                                            210,500    12,630,000
SBC Communications                                 1,606,800    69,494,100
Scientific-Atlanta*                                   73,000     5,438,500
Tellabs                                               96,800     6,624,750
U.S. West                                            616,200    52,839,150
Worldcom*                                            242,850    11,140,744
---------------------------------------------------------------------------
                                                               428,319,255
Textiles, Apparel & Furniture: 0.2%
---------------------------------------------------------------------------
Johnson Controls                                     149,600     7,676,350
Spring Industries Class A                             64,900     2,088,969
---------------------------------------------------------------------------
                                                                 9,765,319
Transportation & Shipping: 1.2%
---------------------------------------------------------------------------
Burlington Northern Santa Fe                         182,100     4,176,919
Canadian National Railway                            700,000    20,431,250
CNF Transportation                                   160,700     3,655,925
Continental Airlines Class B*                        102,600     4,822,200
Delta Air Lines                                       82,400     4,166,350
Ryder System                                         196,300     3,717,431
Union Pacific                                        239,200     8,895,250
---------------------------------------------------------------------------
                                                                49,865,325

                            Growth and Income Fund 3

                                                     Number     Market
Utilities: 2.1%                                      of Shares  Value
---------------------------------------------------------------------------
Energy East                                        1,050,800  $ 20,030,875
General Public Utilities                             657,150    17,784,122
Public Service Enterprise Group                      227,000     7,859,852
Sprint                                               190,500     9,715,500
TXU                                                  569,700    16,806,150
Unicom                                               412,800    15,970,200
---------------------------------------------------------------------------
                                                                88,166,699
Total Common Stock: 99.3%
(Cost $2,891,075,713)                                        4,174,515,385
---------------------------------------------------------------------------

                                                     Par
Money Market Instruments:                            Amount
---------------------------------------------------------------------------
Associates Corp North America
6.85%, 7/3/00                                     $8,000,000     8,000,000
Gillette
7.03%, 7/5/00                                      6,800,000     6,800,000
International Lease
6.62%, 7/5/00                                      4,100,000     4,100,000
Sony Capital
6.57%, 7/10/00                                     8,300,000     8,286,409
---------------------------------------------------------------------------

Total Money Market Instruments: 0.6%
(Cost $27,186,409)                                              27,186,409
---------------------------------------------------------------------------

Total Investments: 99.9%
(Cost $2,918,262,122)                                        4,201,701,794
---------------------------------------------------------------------------
Other Assets Over Liabilities: 0.1%                              3,201,787
---------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $ 47.477 per share
based on 88,566,895 shares
issued and outstanding)                                      4,204,903,581
---------------------------------------------------------------------------
Components of Net Assets at June 30, 2000:
---------------------------------------------------------------------------

Common Stock, $.01 par value 150,000,000
authorized shares                                           $      885,669
Paid in capital in excess of par value
of shares issued                                             2,242,091,645
Undistributed net investment income                             28,782,032
Accumulated net realized gain on investments                   649,704,563
Net unrealized appreciation of investments                   1,283,439,672
---------------------------------------------------------------------------
Total Net Assets                                            $4,204,903,581
---------------------------------------------------------------------------

* Non-income producing security.

ADR - American Depository Reciept

See accompanying notes to financial statements.

                            Growth and Income Fund 4

Lincoln National Growth and Income Fund, Inc.

Statement of Operations - Unaudited
Six months ended June 30, 2000


Investment income:
    Dividends                                                    $ 29,446,758
------------------------------------------------------------------------------
    Interest                                                          453,726
------------------------------------------------------------------------------
         Total investment income                                   29,900,484
------------------------------------------------------------------------------

Expenses:
    Management fees                                                 6,725,065
------------------------------------------------------------------------------
    Accounting fees                                                   688,440
------------------------------------------------------------------------------
    Printing and postage                                              135,831
------------------------------------------------------------------------------
    Other                                                              45,064
------------------------------------------------------------------------------
    Legal fees                                                         19,367
------------------------------------------------------------------------------
    Custody fees                                                        2,972
------------------------------------------------------------------------------
    Directors fees                                                      2,100
------------------------------------------------------------------------------
                                                                    7,618,839
------------------------------------------------------------------------------
    Less expenses paid indirectly                                      (2,972)
------------------------------------------------------------------------------
        Total expenses                                              7,615,867
------------------------------------------------------------------------------
Net investment income                                              22,284,617
------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
------------------------------------------------------------------------------
     Net realized gain on investment transactions                 609,206,271
------------------------------------------------------------------------------
     Net change in unrealized
     appreciation/depreciation of investments                    (725,014,233)
------------------------------------------------------------------------------
Net realized and unrealized loss on investments                  (115,807,962)
------------------------------------------------------------------------------
Net decrease in net assets resulting from operations             $(93,523,345)
------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                  Six months ended
                                                  6/30/00         Year ended
                                                  (Unaudited)     12/31/99
                                                  --------------------------------
Changes from operations:
     Net investment income                        $   22,284,617  $    46,754,536
----------------------------------------------------------------------------------
     Net realized gain on investment transactions    609,206,271      273,402,762
----------------------------------------------------------------------------------
     Net change in unrealized appreciation/
     depreciation of investments                    (725,014,233)     403,783,094
----------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            (93,523,345)     723,940,392
----------------------------------------------------------------------------------

Distributions to shareholders from:
     Net investment income                                     -      (45,733,824)
----------------------------------------------------------------------------------
     Net realized gain on investment transactions   (276,576,520)    (177,205,883)
----------------------------------------------------------------------------------
          Total distributions to shareholders       (276,576,520)    (222,939,707)
----------------------------------------------------------------------------------
Net decrease in net assets
resulting from capital share transactions           (134,683,384)     (54,871,056)
----------------------------------------------------------------------------------
     Total increase (decrease) in net assets        (504,783,249)     446,129,629
----------------------------------------------------------------------------------
Net Assets, at beginning of period                 4,709,686,830    4,263,557,201
----------------------------------------------------------------------------------
Net Assets, at end of period                      $4,204,903,581   $4,709,686,830
----------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            Growth and Income Fund 5

Lincoln National Growth and Income Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout each period)

                                                  Six months
                                                  ended
                                                  6/30/00       Year ended December 31,
                                                  (Unaudited)   1999          1998           1997         1996          1995
                                               ----------------------------------------------------------------------------------
Net asset value, beginning of period              $51.710       $46.288       $41.949        $33.110      $29.756       $23.297

Income from investment operations:
   Net investment income                            0.254         0.509         0.607          0.649        0.683         0.701
   Net realized and unrealized gain (loss)
      on investments                               (1.165)        7.356         7.371          9.331        4.943         7.680
                                               ----------------------------------------------------------------------------------
   Total from investment operations                (0.911)        7.865         7.978          9.980        5.626         8.381
                                               ----------------------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income                 -        (0.497)       (1.164)             -       (0.683)       (0.701)
   Distributions from net realized gain on
      investment transactions                      (3.322)       (1.946)       (2.475)        (1.141)      (1.589)       (1.221)
                                               ----------------------------------------------------------------------------------
Total dividends and distributions                  (3.322)       (2.443)       (3.639)        (1.141)      (2.272)       (1.922)
                                               ----------------------------------------------------------------------------------
Net asset value, end of period                    $47.477       $51.710       $46.288        $41.949      $33.110       $29.756
                                               ----------------------------------------------------------------------------------

Total Return(1)                                     (1.89%)       17.55%        20.33%        30.93%        18.76%        38.81%

Ratios and supplemental data:
   Ratio of expenses to average net assets           0.35%(2)      0.36%         0.35%         0.35%         0.36%         0.35%
   Ratio of net investment income
      to average net assets                          1.04%(2)      1.05%         1.44%         1.79%         2.23%         2.64%
   Portfolio Turnover                               23.24%        15.91%        33.55%        32.09%        46.70%        51.76%
   Net assets, end of period (000 omitted)     $4,204,904    $4,709,687    $4,263,557    $3,540,862    $2,465,224    $1,833,450

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Annulized

See accompanying notes to financial statements.

                            Growth and Income Fund 6

Lincoln National Growth and Income Fund, Inc.

Notes to Financial Statements - Unaudited

June 30, 2000

The Fund: Lincoln National Growth and Income Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products.

The Fund's investment objective is to maximize long-term capital appreciation. The Fund buys stocks of established companies.

1. Significant Accounting Policies

Investment Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 2000, the custodial fees offset arrangements amounted to $2,972.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolios and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000. The sub-advisor, Vantage Investment Advisor, an affiliate of the Advisor, is paid directly by the Advisor. As of July 1, 2000, Goldman Sachs Asset Management has replaced Vantage Investment Advisor as the sub-advisor of the Fund.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 2000.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                            Growth and Income Fund 7

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 2000 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2000 are as follows:

         Aggregate           Aggregate         Gross             Gross            Net
         Cost of             Proceeds          Unrealized        Unrealized       Unrealized
         Purchases           From Sales        Appreciation      Depreciation     Appreciation
         ----------------------------------------------------------------------------------------
         $1,004,565,660      $1,379,272,974    $1,552,520,009    $(269,080,337)   $1,283,439,672

4. Summary of Changes From Capital Share Transactions

                                               Shares Issued Upon                                    Net Increase (Decrease)
                        Capital                Reinvestment of          Capital Shares               Resulting From Capital
                        Shares Sold            Dividends                Redeemed                     Share Transactions
                      ---------------------------------------------------------------------------------------------------------
                        Shares   Amount        Shares     Amount        Shares       Amount          Shares      Amount
                      ---------------------------------------------------------------------------------------------------------
Six months ended
  June 30, 2000
  (Unaudited):          205,617   $10,235,242  5,708,140  $276,576,520  (8,425,868)  $(421,495,146)  (2,512,111) $(134,683,384)

Year ended
  December 31, 1999:    1,183,242 $56,313,347  4,726,164  $222,939,708  (6,939,216)  $(334,124,111)  (1,029,810) $ (54,871,056)

5. Distributions to Shareholders

The Fund declares and distributes dividends, if any, on net investment income semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.




                            Growth and Income Fund 8